DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) bbl in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) MMBTU GWh	Dec. 31, 2021 USD ($) GWh MMBTU bbl
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 47,860	$ 43,776
Gains (losses) on cash flow hedges, before tax	2,081	582
Ineffective Portion	13	24
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	35,198	43,997
Gains (losses) on hedges of net investments in foreign operations, before tax	2,998	407
Ineffective Portion	0	(14)
Cash flow hedges and hedges of net investment in foreign operations [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	83,058	87,773
Gain (loss) on hedge effectiveness recognised in other comprehensive income	5,079	989
Ineffective Portion	$ 13	$ 10
Oil and gas assets [member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number in Barrels of Commodity Derivatives | bbl		1,152
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	69,902	35,156
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	18,133	17,753
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	128,381,000	246,375,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	67,803,000	93,623,000